SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
FDIC insured limit	250,000
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of major customers	1	2
Gross accounts receivable	2,930,000
Accounts Receivable [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Gross accounts receivable		4,172,000
Accounts Receivable [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Gross accounts receivable		3,688,000
Sales Revenue [Member] | Krill Oil [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40.60%	53.80%	49.80%